Restricted Cash Equivalents	12 Months Ended
Dec. 31, 2020
Restricted Cash Equivalents
Restricted Cash Equivalents
10.	Restricted cash equivalents

The Company had restricted cash equivalents amounting to $338 at December 31, 2020 (2019 - $364). These balances consist of certificates of deposit that are used as collateral for corporate credit cards and leases.